000 B000000 12/31/98
000 C000000 355419
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 A
001 A000000 CENTURION T.A.A FUND, INC.
001 B000000 811-3527
001 C000000 6196738536
002 A000000 11545 W. BERNARDO CT., SUITE 100
002 B000000 SAN DIEGO
002 C000000 CA
002 D010000 92127
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
008 A000001 CENTURION COUNSEL, INC.
008 B000001 A
008 C000001 801-21350
008 D010001 SAN DIEGO
008 D020001 CA
008 D030001 92127
010 A000001 CENTURION GROUP, INC.
010 B000001 084-54521
010 C010001 SAN DIEGO
010 C020001 CA
010 C030001 92127
011 A000001 CENTURION INSTITUTIONAL SERVICES, INC.
011 B000001 8-46109
011 C010001 SAN DIEGO
011 C020001 CA
011 C030001 92127
012 A000001 CENTURION GROUP, INC.
012 B000001 84-54521
012 C010001 SAN DIEGO
012 C020001 CA
012 C030001 92127
013 A000001 SQUIRE & CO.
013 B010001 OREM
013 B020001 UT
013 B030001 84058
014 A000001 PIM FINANCIAL SERVICES, INC.
014 B000001 8-27340
015 A000001 STAR BANK
015 B000001 C
015 C010001 CINCINNATI
015 C020001 OH
015 C030001 45201
015 C040001 1118
015 E010001 X
018  000000 Y
019 A000000 N
019 B000000    0
020 A000001 CENTURION INSTITUTIONAL SERVICES, INC
020 B000001 33-0115630
020 C000001     63
020 A000002 SOUTHWICK INVESTMENT
020 B000002 13-5515160
020 C000002      7
020 A000003 JEFFERIES & CO.
020 B000003 95-2622900
020 C000003      1
020 A000004 SMITH BARNEY
020 B000004 13-2919773
020 C000004      1
020 A000005 RODMEN/RENSHAW
020 C000005      1
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000       72
022 A000001 GECC
022 B000001 13-1500707
022 C000001      5032
022 D000001      6290
022 A000002 FMCC
022 B000002 38-1612444
022 C000002      5491
022 D000002      5950
022 A000003 GMAC
022 B000003 38-0572512
022 C000003      4867
022 D000003      5325
022 A000004 AMEX
022 B000004 11-1988350
022 C000004         0
022 D000004      1200
022 A000005 GX CLARK
022 C000005        90
022 D000005       189
022 A000006 JEFFERIES & CO
022 B000006 95-2622900
022 C000006        97
022 D000006        19
022 A000007 SPEAR LEEDS
022 B000007 13-5515160
022 C000007        88
022 D000007        70
022 A000008 CANA-CORD
022 C000008        28
022 D000008       114
022 A000009 CHICAGO CORP
022 C000009         0
022 D000009        42
022 A000010 B RILEY
022 B000010 95-4592938
022 C000010        43
022 D000010        54
023 C000000      37536
023 D000000      43288
024  000000 N
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
026 A000000 N
026 B000000 Y
026 C000000 Y
026 D000000 Y
026 E000000 N
026 F000000 Y
026 G010000 N
026 G020000 N
027  000000 Y
028 A010000         9
028 A020000         0
028 A030000         0
028 A040000        88
028 B010000         6
028 B020000         0
028 B030000         0
028 B040000       321
028 C010000        23
028 C020000         0
028 C030000         0
028 C040000       221
028 D010000        11
028 D020000         0
028 D030000         0
028 D040000       232
028 E010000        35
028 E020000         0
028 E030000         0
028 E040000       139
028 F010000        21
028 F020000         0
028 F030000         0
028 F040000       822
028 G010000       105
028 G020000         0
028 G030000         0
028 G040000      1823
028 H000000         0
029  000000 N
030 A000000      0
030 B000000  0.00
030 C000000  0.00
031 A000000      0
031 B000000      0
032  000000      0
033  000000      0
034  000000 N
035  000000      0
036 B000000      0
037  000000 N
038  000000      0
039  000000 N
040  000000 Y
041  000000 Y
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000 100
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000     27
044  000000      0
045  000000 Y
046  000000 N
047  000000 Y
048  000000  0.000
048 A010000     2000
048 A020000 1.000
048 B010000     2000
048 B020000 0.850
048 C010000     2000
048 C020000 0.800
048 D010000     2000
048 D020000 0.750
048 E010000     2000
048 E020000 0.600
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.500
049  000000 N
050  000000 N
051  000000 N
052  000000 N
053 A000000 N
054 A000000 Y
054 B000000 Y
054 C000000 Y
054 D000000 N
054 E000000 N
054 F000000 N
054 G000000 Y
054 H000000 Y
054 I000000 N
054 J000000 Y
054 K000000 Y
054 L000000 Y
054 M000000 Y
054 N000000 N
055 A000000 N
055 B000000 N
056  000000 Y
057  000000 N
058 A000000 N
059  000000 Y
060 A000000 Y
060 B000000 Y
061  000000      500
062 A000000 N
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  0.0
066 A000000 Y
066 B000000 N
066 C000000 N
066 D000000 N
066 E000000 N
066 F000000 N
066 G000000 Y
067  000000 Y
068 A000000 N
068 B000000 N
069  000000 N
070 A010000 Y
070 A020000 N
070 B010000 Y
070 B020000 Y
070 C010000 Y
070 C020000 N
070 D010000 Y
070 D020000 Y
070 E010000 Y
070 E020000 N
070 F010000 Y
070 F020000 N
070 G010000 Y
070 G020000 N
070 H010000 Y
070 H020000 N
070 I010000 Y
070 I020000 N
070 J010000 Y
070 J020000 N
070 K010000 Y
070 K020000 Y
070 L010000 Y
070 L020000 N
070 M010000 N
070 M020000 N
070 N010000 Y
070 N020000 N
070 O010000 Y
070 O020000 N
070 P010000 N
070 P020000 N
070 Q010000 N
070 Q020000 N
070 R010000 Y
070 R020000 Y
071 A000000     14213
071 B000000     15290
071 C000000      3559
071 D000000  399
072 A000000  6
072 B000000       52
072 C000000       41
072 D000000        0
072 E000000        0
072 F000000       32
072 G000000        1
072 H000000        0
072 I000000        0
072 J000000       18
072 K000000        0
072 L000000        0
072 M000000        8
072 N000000        3
072 O000000        0
072 P000000        0
072 Q000000        0
072 R000000        3
072 S000000        0
072 T000000       28
072 U000000        0
072 V000000        0
072 W000000       13
072 X000000      106
072 Y000000        0
072 Z000000      -13
072AA000000        0
072BB000000      539
072CC010000        0
072CC020000      314
072DD010000        0
072DD020000        0
072EE000000        0
073 A010000   0.0000
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.0000
074 A000000      309
074 B000000        0
074 C000000      275
074 D000000      361
074 E000000       66
074 F000000     2286
074 G000000     1230
074 H000000        0
074 I000000        0
074 J000000        0
074 K000000        0
074 L000000      258
074 M000000     1872
074 N000000     6657
074 O000000       52
074 P000000       29
074 Q000000        0
074 R010000        0
074 R020000     1163
074 R030000      191
074 R040000      287
074 S000000        0
074 T000000     4935
074 U010000  1643246
074 U020000        0
074 V010000     2.99
074 V020000     0.00
074 W000000   0.0000
074 X000000      272
074 Y000000        0
075 A000000        0
075 B000000     7197
076  000000     0.00
077 A000000 Y
077 B000000 Y
077 C000000 Y
080 A000000 NATIONAL UNION FIRE INSURANCE COMPANY
080 C000000      200
081 A000000 N
081 B000000   0
082 A000000 Y
082 B000000        5
083 A000000 N
083 B000000        0
084 A000000 N

084 B000000        0
085 A000000 N
085 B000000 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   DAWN MCDANIEL
TITLE       CONTROLLER


Board of Directors
Centurion T.A.A. Fund, Inc.
(formerly Excel Value Fund, Inc.)

In planning and performing our audit of the financial statements of Centurion T.A.A. Fund, Inc., for the year ended December 31, 1998, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR and not to provide assurance on internal control.

The management of Centurion T.A.A. Fund, Inc., Inc., is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in any internal control structure, errors or fraud may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control elements does not reduce to a relatively low level the risk that errors or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operations, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 1998.

This report is intended solely for the information and use of management, the Board of Directors of Centurion T.A.A. Fund, Inc. (formerly Excel Value Fund, Inc.), and the Securities and Exchange Commission.



Poway, California
February 5, 1999

	JOE D. SQUIRE, CPA	1329 SOUTH 800 EAST
	CRAIG D. WILKINS, CPA	OREM, UTAH 84097-7700
	K. TIM LARSEN, CPA
	TIMOTHY A. CHRISTENSEN, CPA
	RAY B. BARTHOLOMEW, CPA
	SHANE D. WOOD, CPA
	14458 CRESTWOOD AVE. 	POWAY, CALIFORNIA 92064


                              CENTURION T.A.A. FUND, INC.
                            SPECIAL MEETING OF SHAREHOLDERS
                                HELD ON JANUARY 15, 1999

A special meeting of the shareholders of Centurion T.A.A. Fund, Inc. was held on January 15, 1999 at 10:00 a.m. at 11545 West Bernardo Court, Suite 100, San Diego, California. A notice of the annual meeting of shareholders was sent to the shareholders with a proxy statement on December 10, 1998.

Proposal #1:     To approve an amendment of the Fund's Articles
                 of Incorporation to change the Fund's name to "Centurion Counsel Funds, Inc."

Approved

Proposal #2:     To approve an amendment to the Fund's Articles
                 of Incorporation to increase the Fund's authorized capital stocke to 200,000,000 shares, to authorize the Fund to establish additional series and classes of stock and to reclassify the Fund's outstanding shares as the "Centurion Counsel T.A.A. Fund" series of shares.

Approved

Proposal #3:     To approve an amendment to the Fund's Articles
                 of Incorporation to reclassify the Fund's current shares of the Fund as the "Centurion Counsel
                 Market Neutral Fund" series.

Approved